Notes on the Consolidated Balance Sheet - Schedule of lease receivables (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease receivable	€ 8,265
Unearned interest income	653
Net investment in the sublease	7,612
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease receivable	1,646
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease receivable	1,696
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease receivable	1,747
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease receivable	1,799
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease receivable	1,377
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease receivable	€ 0